Principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Principal accounting policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the U.S. GAAP to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the consolidated financial statements are summarized below.

Consolidation
(b)	Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIEs economic performance, and also the Company’s obligation to absorb losses of the VIEs that could potentially be significant to the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. Beijing Huanju Shidai, Bilin Changxiang, Huya Technology and ultimately the Company hold all the variable interests of the VIEs and have been determined to be the primary beneficiary of the VIEs.

The Company deconsolidates its subsidiaries in accordance with ASC 810 as of the date the Company ceased to have a controlling financial interest in the subsidiaries.

The Company accounts for the deconsolidation of its subsidiaries by recognizing a gain or loss in net income/loss attributable to the Company in accordance with ASC 810. This gain or loss is measured at the date the subsidiaries are deconsolidated as the difference between (a) the aggregate of the fair value of any consideration received, the fair value of any retained non-controlling interest in the subsidiaries being deconsolidated, and the carrying amount of any non-controlling interest in the subsidiaries being deconsolidated, including any accumulated other comprehensive income/loss attributable to the non-controlling interest, and (b) the carrying amount of the assets and liabilities of the subsidiaries being deconsolidated.

Use of estimates
(c)	Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, mezzanine equity and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period in the consolidated financial statements and accompanying notes. Actual results could differ materially from such estimates. The Company believes that the user relationship period related to online games revenue, assessment of whether the Group acts as a principal or an agent in different revenue streams, classification of perpetual items versus consumable items under item-based model, the determination of estimated selling prices of multiple element revenue contracts, income taxes, allowances for doubtful accounts, determination of share-based compensation expenses, impairment assessment of goodwill, long-lived assets and intangible assets, tax considerations for earnings retained in the Group’s VIEs, assessment on the probability of performance condition affiliated in equity-classified award under ASC 718 that affect vesting, represent critical accounting policies that reflect more significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Foreign currency translation
(d)	Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands, British Virgin Islands, and Hong Kong is United States dollar (“US$”), while the functional currency of the other entities and VIEs in the Group is RMB, which is their respective local currency. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ as their functional currency, have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income or loss in the statement of comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gains/losses, net in the consolidated statement of comprehensive income.

Convenience translation
(e)	Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB 6.5063 on December 29, 2017 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents
(f)	Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term and highly liquid investments placed with banks, which have both of the following characteristics:

i)	Readily convertible to known amounts of cash throughout the maturity period;
ii)	So near their maturity that they present insignificant risk of changes in value because of changes in interest rates.

Short-term deposits
(g)	Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities of less than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the periods presented.

Short-term investments
(h)	Short-term investments

For investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in fair values are reflected in the consolidated statements of comprehensive income.

Accounts receivable
(i)	Accounts receivable

Accounts receivable are presented net of allowance for doubtful accounts. The Group uses specific identification in providing for bad debts when facts and circumstances indicate that collection is doubtful and a loss is probable and estimable. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowance may be required.

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts on an individual basis taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the debtors as well as the age of the individual receivables balance. Additionally, the Company makes specific bad debt provisions based on any specific knowledge the Company has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Company to use substantial judgment in assessing its collectability.

Equity investment
(j)	Equity investment

The equity investment is comprised of investments in privately-held entities. The Group accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for share of the earnings or loss of the investee after the date of investment. The Group assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investment in privately-held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

Cost investment
(k)	Cost investment

The cost investment is comprised of investments in privately-held entities. The Group accounts for cost investment which has no readily determinable fair value using the cost method. Under the cost method, the investment is measured initially at cost. The investment carried at cost should recognize income when dividends are received from the distribution of the investee’s earnings. The Group periodically evaluates the carrying value of investments accounted for under the cost method of accounting and any impairment is included in the consolidated statements of comprehensive income.

Available-for-sale investment
(l)	Available-for-sale investment

The Group classifies its investments in debt and equity securities into one of three categories and accounts for these as follows: (i) debt securities that the Group has the positive intent and the ability to hold to maturity are classified as “held to maturity” and reported at amortized cost; (ii) debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as “trading securities” with unrealized holding gains and losses included in earnings; (iii) debt and equity securities not classified as held to maturity or as trading securities are classified as “available-for-sale” and reported at fair value. The Group has designated its investments in redeemable preferred shares of two   private companies and common shares of one listed company as available-for-sale securities in accordance with ASC 320 (Note 11). Unrealized gains and losses on available-for-sale securities are excluded from earnings and reported as accumulated other comprehensive income/loss, net of tax. Realized gains or losses upon disposal are charged to earnings during the period in which the gains or losses are realized. An impairment loss on the available-for-sale securities is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Property and equipment
(m)	Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost.

	Estimated useful lives	Residual rate

Buildings	40 years	0%
Servers, computers and equipment	3 years	0%-5%
Leasehold improvements	Shorter of lease term or 5 years	0%
Decoration of buildings	10 years	0%
Motor vehicles	4 years	5%
Furniture, fixture and office equipment	5 years	0%-5%

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

All direct and indirect costs that are related to the construction of property and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and depreciation of these assets commences when they are ready for their intended use.

Business combinations
(n)	Business combinations

Business combinations are recorded using the purchase method of accounting, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of consideration of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the subsidiary acquired over (ii) the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income.

Intangible assets
(o)	Intangible assets

Intangible assets mainly consist of brand names, operating rights, software, domain names and technology. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Estimated useful lives

Brand names	1-15 years
Operating rights	Shorter of the economic life or contract terms
Software	3 -5 years
Domain names	15 years
Technology	5 years
Others	3-5 years

Land use right
(p)	Land use right

Land use right is carried at cost less accumulated amortization. Amortization of the land use right is made on straight-line basis over 40 years from the date when the Group first obtained the land use right certificate from the local authorities.

Impairment of long-lived assets
(q)	Impairment of long-lived assets

For long-lived assets other than investments and goodwill whose impairment policy is discussed elsewhere in the financial statements, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Group tests impairment of long-lived assets at the reporting unit level when impairment indicator appeared and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit.

The impairment charges of intangible assets recorded in general and administrative expenses for the years ended December 31, 2015, 2016 and 2017 were amounting to RMB57,199, RMB3,828 and nil, respectively.

Goodwill
(r)	Goodwill
  Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business.

Annual test for impairment of goodwill
(s)	Annual test for impairment of goodwill

Goodwill assessment for impairment is performed on at least an annual basis on October 1 or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The Group performs a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of the fair value of each reporting unit.

Convertible bonds
(t)	Convertible bonds

The Group determines the appropriate accounting treatment of its convertible bonds in accordance with the terms in relation to the conversion feature, call and put options, and beneficial conversion feature. After considering the impact of such features, the Group may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 Derivatives and Hedging and ASC 470 Debt. The debt discount, if any, together with related issuance cost are subsequently amortized as interest expense, using the effective interest method, from the issuance date to the earliest conversion date. Interest expenses are recognized in the statement of comprehensive income in the period in which they are incurred.

Mezzanine equity and non-controlling interest
(u)	Mezzanine equity and non-controlling interest

Mezzanine equity

For the Company’s majority-owned subsidiaries and consolidated VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. When the non-controlling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the non-controlling interest is classified as mezzanine equity.

In accordance with ASC subtopic 480-10, the Group calculated, on an accumulative basis from the acquisition date, (i) the amount of accretion that would increase the balance of non-controlling interests to their estimated redemption value over the period from the date of acquisition to the earliest redemption date of the non-controlling interests and (ii) the amount of net (loss) profit attributable to non-controlling shareholders of certain subsidiaries based on their ownership percentage. The carrying value of the non-controlling interests as mezzanine equity was adjusted by an accumulative amount equal to the higher of (i) and (ii).

Each type of increase in carrying amount shall be recorded as charges against retained earnings or, in the absence of retained earnings, by charges against additional paid-in capital.

Non-controlling interest

Non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries and VIEs which is not attributable, directly or indirectly, to the controlling shareholder.

Revenue recognition
(v)	Revenue recognition

The Group generates revenues from live streaming, online games, membership and others. Revenues from live streaming are generated from YY Live platform and Huya platform. Revenues from online games are generated from providing online game platform and access of the games for the game players. Membership subscription program enhanced user privileges when using the Group’s platforms. Other revenues mainly include online education revenue and advertising revenue. Online education services consist of vocational training and language training courses. Online advertising revenues are primarily generated from sales of different forms of advertising on the Group’s platforms. Revenue is recognized when persuasive evidence of an arrangement exists, service has been rendered, the price is fixed or determinable and collection is reasonably assured.

The Group has a recharge system for users to purchase the Group's virtual currency. Users can recharge via various online payment platforms provided by third parties. Virtual currency is non-refundable and often consumed soon after it is purchased. Unconsumed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below unless otherwise stated.

(i) Live streaming

Live streaming mainly consists of YY Live platform and Huya platform. It generates revenue from sales of virtual items in the platforms. Users can access the platforms and view the live streaming content for free.

The Group designs, creates and offers various virtual items for sales to users with pre-determined selling price. Sales proceeds are recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. Virtual items are categorized as consumable and time-based items. Consumable items are consumed upon purchase and use while time-based items could be used for a fixed period of time. Users can purchase and present consumable items to performers to show support for their favorite performers, or purchase time-based virtual items for one or multiple months for a monthly fee, which provide users with recognized status, such as priority speaking rights or special symbols over a period of time. Accordingly, live streaming revenue is recognized immediately when the consumable virtual item is used, or in the case of time-based virtual items, revenue is recognized ratably over the fixed period on a straight-line basis. The Group does not have further obligations to the user after the virtual items are consumed immediately or after the stated period of time for time-based items.

Virtual items may be sold individually or bundled into one arrangement. When the Group’s users purchase multiple virtual items bundled within the same arrangement, the Group evaluates such arrangements under ASC 605-25 Multiple-Element Arrangements. The Group identifies individual elements under the arrangement and determines if such elements meet the criteria to be accounted for as separate units of accounting. The Group allocates the arrangement consideration to the separate units of accounting based on their relative selling price.

The following hierarchy has been followed when determining the relative selling price for each element: (1) vendor specific objective evidence (“VSOE”), (2) third party evidence (“TPE”), and (3) best estimate of selling price (“BESP”). Given that the VSOE of the selling price cannot be determined, the Group has adopted a policy to allocate the consideration of the whole arrangement to different virtual item elements based on the TPE of selling price or the BESP for each virtual item element. The Group determines the fair values of elements sold in a bundle based on similar products sold separately on the YY Live platform and Huya platform based on the TPE of the selling price and determines the fair values of elements without similar products sold separately on the YY Live platform and Huya platform based on the BESP. The BESP is generally based on the selling prices of the various elements of a similar nature when they are sold to users on a stand-alone basis. The BESP may also be based on an estimated stand-alone pricing when the element has not previously been sold on a stand-alone basis.

(ii) Online games revenue

The Group generates revenues from offering virtual items in online games developed by third parties or the Group itself to gaming players. Historically, the majority of online games revenues for the three years ended December 31, 2015, 2016 and 2017 were derived from third parties developed games.

Users play games through the Group’s platform free of charge and are charged for purchases of virtual items including consumable and perpetual items, which can be utilized in the online games to enhance their game-playing experience. Consumable items represent virtual items that can be consumed by a specific user within a specified period of time. Perpetual items represent virtual items that are accessible to the users’ account over the life of the online games.

The Group recognizes revenue when recognition criteria defined under U.S. GAAP are satisfied. For purposes of determining when the service has been provided to the paying player, the Group has determined that an implied obligation exists to the paying player to continue providing access to the games such that the users can utilize the virtual items purchased. Game players need to log on and access the games through the Group’s platform because their game tokens, virtual items, and game history are specific to the Group’s game accounts and non-transferable to other platforms. To purchase in-game virtual items, players can either charge their game accounts by purchasing game tokens or virtual currency from the Group’s platform, which is convertible into game tokens based on a predetermined exchange rate agreed among the Group and the relevant game developers.

The proceeds from the sales of the Group’s virtual currency is recorded as “Advances from customers”, representing prepayments received from users in the form of the Group’s virtual currency not yet converted into game specific tokens. Upon the conversion into a game token from the Group’s virtual currency or upon the direct purchase of a game token, whichever is applicable, the proceeds will be shared between the Group and the relevant game developer based on a predetermined contractual ratio. Game tokens are non-refundable and non-exchangeable among different games. The Group’s portion, net of the game developer’s entitled consideration, is recorded as deferred revenue and amortized according to the prescribed revenue recognition policies described below. Users typically do not convert the virtual currency into game tokens or purchase the game tokens unless they plan to purchase in-game virtual items soon.

There are two types of third party developed online games:

-	Non-exclusive third party developed games
-	Exclusive third party developed games

Under the non-exclusive arrangement, game developers license the games to various platforms and the Group is only one of the platforms. Game developers will receive only revenue shared from the Group pursuant to the mutually agreed sharing percentage.

Under the exclusive arrangement, game developers only license the game to the Group as the exclusive licensee. The Group can sub-license the games to other platforms and receive a portion of revenue sharing from sub-licensees. In addition to the revenue shared to the game developers, the Group should also pay an exclusive license fee to the game developers.

-	Non-exclusive third party developed games

Pursuant to contracts signed between the Group and the respective game developers, revenues from the sale or conversion of game tokens for the purchase of in-game virtual items from online games developed by third parties are shared between the Group and the game developers based on a pre-agreed ratio for each game. These revenue-sharing contracts typically last for one to two years.

The third party developed games under non-exclusive licensing contracts are maintained and updated by the game developers. The Group views the game developers to be the Group’s customers and considers the Group’s responsibilities under the agreements with the game developers to offer certain standard promotions that include providing access to the platform, announcing the new games to users on the platform, and occasional advertising on the Group’s platforms. The determination of whether to record these revenues using gross or net method is based on an assessment of various factors. The primary factors are whether the Group is acting as the principal in offering services to the game players or as agent in the transaction, and the specific requirement of each contract. The Group determined that for third party developed games, the third party game developers are the principals given the game developers design and develop the online game services offered, have reasonable latitude to establish prices of game tokens, and are responsible for maintaining and upgrading the game contents and virtual items. Accordingly, the Group records online games revenue, net of the pre-agreed portion of sharing of the revenues with the game developers.

Given that third party developed games under non-exclusive licensing contracts are managed and administered by the third party game developers, the Group does not have access to the data on the consumption details such as when the game token is spent on the virtual items or the types of virtual items (consumable or perpetual items) purchased by each individual game player. However, the Group maintains historical data on timing of the conversion of its virtual currency into game specific tokens and the amount of purchases of game tokens. The Group believes that its performance for, and obligation to, the game developers correspond to the game developers’ services to the users. The Group has adopted a policy to recognize revenues relating to game tokens for third party developed games over the estimated user relationship period with the Group on a game-by-game basis, which is approximately one to six months for the periods presented. Future usage patterns may differ from historical usage patterns and therefore the estimated user relationship period with the Group may change in the future.

When the Group launches a new game, it estimates the user relationship period based on other similar types of games in the market until the new game establishes its own history. The Group considers the game’s profile, attributes, target audience, and its appeal to players of different demographics groups in estimating the user relationship period.

The estimated user relationship period is based on data collected from those users who have acquired game tokens. To estimate the user relationship period, the Group maintains a system that captures the following information for each user: (a) the frequency that users log into each game via the Group’s platform, and (b) the amount and the timing of when the users convert or charge his or her game tokens. The Group estimates the user relationship period for a particular game to be the date a player purchases or converts from virtual currency to a game token through the date the Group estimates the user plays the game for the last time. This computation is performed on a user by user basis. Then, the results for all analyzed users are averaged to determine an estimated end user relationship period for each game. Revenues from in-game payments of each month are recognized over the user relationship period estimated for that game.

The consideration of user relationship period with each online game is based on the Group’s best estimate that takes into account all known and relevant information at the time of assessment. The Group assesses the estimated user relationship period for each game on a quarterly basis. Any adjustments arising from changes in the user relationship period as a result of new information will be accounted as a change in accounting estimate in accordance with ASC 250 Accounting Changes and Error Corrections.

-	Exclusive third party developed games

Under certain exclusive arrangements, the Group pays additional license fees to the game developers as the Group is entitled to an exclusive right to operate third party developed games in specified geographic areas. Based on ASC 350, the Group has adopted an accounting policy to recognize the exclusive license fee as an intangible asset upon the commercial launch of the related online games. This intangible asset is amortized on a straight-line basis over the shorter of the economic life or license period of the relevant online game.

Pursuant to the exclusive licensing contracts signed between the Group and the third party game developers, the Group’s responsibilities in operating the licensed games vary for each game. The determination of whether to record these revenues using gross or net method is based on an assessment of various factors, including but not limited to whether the Group (i) is the primary obligor in the arrangement; (ii) has latitude in establishing the selling price; (iii) changes the product or performs part of the service, (iv) has involvement in the determination of product and service specifications.

For the game license arrangements under which the Group takes primary responsibilities of game operation, including determining distribution and payment channels, providing customer services, hosting game servers, if needed, and controlling game and services specifications and pricing, the Group considered itself to be the principal in these arrangements. Accordingly, the Group records online games revenues from these third party licensed games on a gross basis. Commission fees paid to distribution channels and payment channels and content fees paid to third party game developers are recorded as cost of revenues.

For the game license arrangements under which the Group’s responsibilities are limited to publishing, providing payment solutions and game operating advice, the Group views the game developers to be its customers and considers itself to be the agent in the arrangements. Accordingly, the Group records online games revenues from these third party licensed games, net of fees paid to third parties upon the provision of service.

Pursuant to the terms and conditions of certain online game exclusive license agreements entered into between game developers and the Group, the Group, as the exclusive licensee, could sublicense a non-exclusive, non-transferable and limited license to any third party without the prior formal consent of game developers. Under the non-exclusive and non-transferable limited license, the sub-licensee cannot further license the game to other platforms. The Group received monthly revenue-based royalty payments from all sub-licensees. The Group views the third-party sub-licensees operators as its customers and recognizes revenues on a net basis, as the Group does not have the primary responsibility for fulfillment and acceptability of the game services.

Similar to other online games, the exclusive third party developed games are free to play and players can pay for virtual items for better in-game experience. For exclusive third party games, the consumption details can be provided by third party developers or the Group has access to such data. Therefore, the Group recognizes revenues based on item-based model: (1) for consumable items, the revenue is recognized immediately upon consumption; (2) for perpetual items, the revenue is recognized ratably over the user relationship period of a specific game as described. The determination of user relationship period is the same as what is described in “Non-exclusive third party developed games” above.

-	Self-developed games

Revenues derived from self-developed games are recorded on a gross basis as the Group acts as a principal to fulfill all obligations. Considering that revenues derived from self-developed games were immaterial to the Group for the years presented, the Group does not maintain information on consumption details of in-game virtual items, and only maintains limited information related to the frequency of log-ons for its self-developed games. Given that certain historical data is not available, the Group uses the user relationship period of third party games with similar popularity, gaming experience and sales to determine the estimated period of user relationship for its self-developed games.

(iii)	Membership

The Group operates a membership subscription program where subscription members can have enhanced user privileges when using YY Client and live streaming channels. The membership fee is collected up-front from subscribers. The receipt of the revenue is initially recorded as deferred revenue and revenue is recognized ratably over the period of the subscription when services are rendered. Unrecognized portion beyond 12 months from balance sheet date is classified as long-term deferred revenue.

(iv) Others

Other revenues mainly include online education revenues and advertising revenues.

(1) Online education revenues

Educational programs and services consist of vocational training and language training courses. The course fee is generally paid in advance and is initially recorded as deferred revenue. Revenue for regular courses is recognized proportionately as the classes are attended, and is reported net of scholarships and course fee refunds. Students are entitled to one trial class of the purchased course and course fee is fully refundable if a student decides not to take the remaining course after the trial class. No refund will be provided to a student who withdraws from a course after the trial period, and revenue is recognized for the amount collected. Course fee refunds were insignificant over the period presented.

In addition to regular courses, the Company also provides a package of several regular courses to students, which has individual fair value in the market. Pursuant to the applicable accounting guidance, the Company has accounted for these course packages as a multiple-element arrangement because each individual course qualifies as a single unit of accounting, and allocated the course fee from the course package to each individual course in the package based on its relative fair value. The Company recognizes revenue equal to the fair value allocated to individual courses proportionately as the classes are attended.

Students are granted a right to retake the courses at a substantial discount in the circumstances where the students fail to achieve certain score targets for some specific courses. The discount arrangement has a stand-alone value and qualifies as a separate unit of accounting under U.S. GAAP. Therefore, the Company has accounted for those courses as a multiple-element arrangement and allocated a portion of the initial course fee to the substantial discount based on a breakage rate. The breakage rate is determined based on our historical data. The amount allocated to the substantial discount is deferred and recognized as revenue upon the expiration of the retaking right, which is generally six months after the end of the initial course term.

The Company also sells pre-paid cards primarily to distributors. Pre-paid card sales represent prepaid service fees received from students for online courses. The prepaid service fee is recorded as deferred revenue upon receiving the upfront cash payment. Revenue is recognized on a gross basis based on the selling price of the distributors to the students and is recognized over the period the online course is available to the students, which generally is from the enrolment date to the completion of the relevant professional examination date.

(2) Advertising revenues

The Group primarily generate advertising revenues from sales of various forms of advertising and provision of promotion campaigns on the live streaming platforms by way of advertisement display or integrated promotion activities in shows and programs on the live streaming platforms. Advertisements on the Group’s platforms are generally charged on the basis of duration, and advertising contracts are signed to establish the fixed price and the advertising services to be provided. Where collectability is reasonably assured, advertising revenues from advertising contracts are recognized ratably over the contract period of display. For the years ended December 31, 2015, 2016 and 2017, net revenue generated from advertising was RMB62,740, RMB41,685 and RMB112,778, respectively.

The Group enters into advertising contracts directly with advertisers or third party advertising agencies that represent advertisers. Contract terms generally range from 1 to 3 months. Both third party advertising agencies and direct advertisers are generally billed at the end of the display period and payments are due usually within 3 months.

Where customers purchase multiple advertising spaces with different display periods in the same contract, the Group allocates the total consideration to the various advertising elements based on the relative selling price method and recognizes revenue for the different elements over their respective display periods. The following hierarchy should be followed when determining the appropriate selling price for each element: (1) vendor specific objective evidence (“VSOE”), (2) third party evidence (“TPE”), and (3) best estimate of selling price (“BESP”). Given that the VSOE or TPE of the selling price cannot be determined, the Group has adopted a policy to allocate the fair values of different advertising elements based on the best estimate selling prices of each advertisement within the contract taking into consideration the standard price list and historical discounts granted. The Group recognizes revenue on the elements delivered and defers the recognition of revenue for the fair value of the undelivered elements until the remaining obligations have been satisfied. Where all of the elements within an arrangement are delivered uniformly over the agreement period, the revenues are recognized on a straight-line basis over the contract period.

Transactions with third party advertising agencies

For contracts entered into with third party advertising agencies, the third party advertising agencies will in turn sell the advertising services to advertisers. Revenue is recognized ratably over the contract period of display based on the following criteria:

•
There is persuasive evidence that an arrangement exists—the Group will enter into framework and execution agreements with the advertising agencies, specifying price, advertising content, format and timing.

•	Price is fixed or determinable—price charged to the advertising agencies are specified in the agreements, including relevant discount and rebate rates.

•	Services are rendered—the Group recognizes revenue ratably as the element are delivered over the contract period of display.

•
Collectability is reasonably assured—the Group assesses credit history of each advertising agency before entering into any framework and execution agreements. If the collectability from the agencies is assessed as not reasonably assured, the Group recognizes revenue only when the cash is received and all the other revenue criteria are met.

The Group provides sales incentives in the forms of discounts and rebates to third party advertising agencies based on purchase volume. As the advertising agencies are viewed as the customers in these transactions, revenue is recognized based on the price charged to the agencies, net of sales incentives provided to the agencies. Sales incentives are estimated and recorded at the time of revenue recognition based on the contracted rebate rates and estimated sales volume based on historical experience.

Transactions with advertisers

The Group also enters into advertisement contracts directly with advertisers. Similar to transactions with third party advertising agencies, the Group recognizes revenue ratably as the elements are delivered over the contract period of display. The terms and conditions, including price, are fixed according to the contract between the Group and the advertisers. The Group also performs a credit assessment of all advertisers prior to entering into contracts. Revenue is recognized based on the amount charged to the advertisers, net of discounts.

Advances from customers and deferred revenue
(w)	Advances from customers and deferred revenue

Advances from customers primarily consist of prepayments from users in the form of the Group’s virtual currency that are not yet consumed or converted into game tokens, and upon the consumption or conversion, are recognized as revenue according to the prescribed revenue recognition policies described above.

Deferred revenue primarily consists of the unamortized game tokens, prepaid subscriptions under the membership program and unamortized revenue from virtual items in various channels in the Group’s platforms, where there is still an implied obligation to be provided by the Group, which will be recognized as revenue when all of the revenue recognition criteria are met.

Cost of revenues
(x)	Cost of revenues

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists primarily of (i) revenue sharing fees and content costs, including payments to various channel owners and performers, and content providers, (ii) bandwidth costs, (iii) salary and welfare, (iv) depreciation and amortization expense for servers, other equipment and intangibles directly related to operating the platform, (v) payment handling cost, (vi) Other taxes and surcharges, (vii) share-based compensation, and (viii) other costs.

The Group was subject to cultural development fee at a tax rate of 3% on service income from provision of advertising services in the PRC. The Group was also subject to surcharges of VAT, which are calculated based on 12% of the VAT paid for the years ended December 31, 2015, 2016 and 2017.

The Group reported other taxes and surcharges, and cultural development fees in cost of revenues.

Based on the Group’s corporate structure and the contractual arrangements among the Group’s PRC subsidiaries, the Group’s VIEs and their shareholders, the Group is effectively subject to 6% or 17% VAT and related surcharges on revenues generated by the Group’s subsidiaries based on the Group’s contractual arrangements entered into with the Group’s VIEs.

Research and development expenses
(y)	Research and development expenses

Research and development expenses consist primarily of (i) salary and welfare for research and development personnel, (ii) share-based compensation for research and development personnel, (iii) depreciation of office premise and servers utilized by research and development personnel and (iv) rental expenses. Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

The Company recognizes internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. The Company has not capitalized any costs related to internal use software during the years ended December 31, 2015, 2016 and 2017, respectively.

Sales and marketing expenses
(z)	Sales and marketing expenses

Sales and marketing expenses consist primarily of (i) advertising and market promotion expenses, and (ii) salary and welfare for sales and marketing personnel. The advertising and market promotion expenses amounted to approximately RMB253,210, RMB298,681 and RMB621,771 during the years ended December 31, 2015, 2016 and 2017, respectively.

General and administrative expenses
(aa)	General and administrative expenses

General and administrative expenses consist primarily of (i) share-based compensation for management and administrative personnel, (ii) salary and welfare for general and administrative personnel, and (iii) professional service fees.

Employee social security and welfare benefits
(bb)	Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. Employee social security and welfare benefits included as expenses in the accompanying statements of comprehensive income amounted to RMB171,349, RMB206,704 and RMB214,848 for the years ended December 31, 2015, 2016 and 2017, respectively.

Share based compensation
(cc)	Share based compensation

The Group grants stock-based award, such as, but not limited to, share options, restricted shares, restricted share units of the Company, share option and ordinary shares of the Company’s subsidiary to eligible employees, officers, directors, and non-employee consultants.

Awards granted to employees, officers, and directors are initially accounted for as equity-classified awards. The related share-based compensation expenses are measured at the grant date fair value of the award and are recognized using the graded vesting method, net of estimated forfeiture rates, over the requisite service period, which is generally the vesting period. Forfeitures are estimated at the time of grant based on historical forfeiture rates and will be revised in the subsequent periods if actual forfeitures differ from those estimates. Duowan BVI also granted share options, restricted shares and restricted share units to non-employees, which are also initially accounted for as equity-classified awards. Awards granted to non-employees are initially measured at fair value on the grant date and periodically remeasured thereafter until the earlier of the performance commitment date or the date the service is completed and recognized over the period the service is provided. Awards are remeasured at each reporting date using the fair value as at each period end until the measurement date, generally when the services are completed and share-based awards are vested. Changes in fair value between the interim reporting dates are recorded in consistent with the method used in recognizing the original compensation costs.

For an award with a performance and/or service condition that affects vesting, the performance and/or service condition is not considered in determining the award’s fair value on the grant date. Performance and service conditions should be considered when the Company is estimating the quantity of awards that will vest. Compensation cost will reflect the number of awards that are expected to vest and will be adjusted to reflect those awards that do ultimately vest. The Group recognizes compensation cost for awards with performance conditions if and when the Group concludes that it is probable that the performance condition will be achieved, net of an estimate of pre-vesting forfeitures over the requisite service period. The Group reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation cost based on its probability assessment, unless on certain situations, the Group may not be able to determine that it is probable that a performance condition will be satisfied until the event occurs.

The Group's share-based awards mainly include share-based awards of YY as well as share options and ordinary shares of Huya, details of which are disclosed in Note 25. Fair value determination of these share-based awards is summarized as below:

(1) YY's restricted share units

In determining the fair value of restricted share units granted, the fair value of the underlying shares of YY on the grant dates is applied. The grant date fair value of restricted share units is based on stock price of YY in the NASDAQ Global Market.

(2) Huya's share options

In determining the fair value of share options granted, a binomial option-pricing model is applied. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including risk-free interest rates, exercise multiples, expected forfeiture rates, the expected share price volatility rates, and expected dividends.

(3) Huya's ordinary shares

In determining the fair value of the ordinary shares of Huya granted, a combination of discounted cash flow method (“DCF”) under income approach and guideline companies method (“GCM”) under market approach is applied, with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded at the time of grant. DCF method of the income approach involves applying appropriate weighted average cost of capital, or WACC, to discount the future cash flows forecast, based on the Group's best estimates as of the valuation date, to present value. The WACC was determined based on a consideration of the factors including risk-free rate, comparative industry risk, equity risk premium, company size and non-systematic risk factors.

GCM was also adopted under the market approach to arrive at an equity valuation for Huya. GCM employs trading multiples method of selected public comparable companies including trailing and leading Enterprise Value/Revenue multiples. Based on the Group's current stage of development and the conceptual strength of the income approach, the Group assigned 50% weight to each of the income approach and the market approach for the valuation date.

Other income
(dd)	Other income

Other income primarily consists of government grants which represent cash subsidies received from the PRC government by the Group entities. Government grants are originally recorded as deferred revenue when received upfront. After all of the conditions specified in the grants have been met, the grants are recognized as operating income.

Income taxes
(ee)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in statement of comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statements of comprehensive income. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2015, 2016 and 2017. As of December 31, 2016 and 2017, the Group did not have any significant unrecognized uncertain tax positions.

Statutory reserves
(ff)	Statutory reserves

The Group’s subsidiaries and VIEs established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Group’s subsidiaries registered as wholly-owned foreign enterprises have to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including general reserve fund, and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is at the company’s discretion.

In addition, in accordance with the Company Laws of the PRC, the VIEs of the Company registered as PRC domestic companies must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increasing capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

During the year ended December 31, 2015, 2016 and 2017, appropriations to general reserve fund and statutory surplus fund amounted to RMB38, RMB2,350 and RMB3,861, respectively.

Related parties
(gg)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Dividends
(hh)	Dividends

Dividends are recognized when declared. No dividends on common shares were declared for the years ended December 31, 2015, 2016 and 2017, respectively. The Group does not have any present plan to pay any dividends on common shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

Income per share
(ii)	Income per share

Basic income per share is computed on the basis of the weighted-average number of common shares outstanding during the period under measurement. Diluted income per share is based on the weighted-average number of common shares outstanding and potential common shares. Potential common shares result from the assumed exercise of outstanding share options, restricted shares and restricted share units or other potentially dilutive equity instruments, when they are dilutive under the treasury stock method or the if-converted method.

Comprehensive income
(jj)	Comprehensive income

Comprehensive income is defined as the change in equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income is reported in the consolidated statements of comprehensive income. Accumulated other comprehensive income/loss of the Group includes the unrealized gain of available-for-sale securities and the foreign currency translation adjustments.

Segment reporting
(kk)	Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

Recently issued accounting pronouncements
(ll)	Recently issued accounting pronouncements

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities to be classified as noncurrent on the balance sheet. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted. Additionally, the new guidance may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company has applied this guidance retrospectively to all period presented. Following the adoption of this guidance in 2017, RMB107,309 of current deferred tax assets as of December 31, 2016 was reclassified to non-current assets.

In March 2016, the FASB issued ASU 2016-09 (“ASU 2016-09”): Compensation – Stock Compensation: Improvements to Employee Share-Based Payment Accounting, which relates to the accounting for employee share-based payments. This standard addresses several aspects of the accounting for share-based payment award transactions, including: (a) income tax consequences; (b) classification of awards as either equity or liabilities; and (c) classification on the statement of cash flows; (d) accounting for forfeitures of share-based payments. This standard has been effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The adoption of this standard has no material impact on the Group's consolidated financial statements.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”). ASU 2014-09 will eliminate transaction-specific and industry-specific revenue recognition guidance under current U.S. GAAP and replace it with a principle-based approach for determining revenue recognition. ASU 2014-09 will require that companies recognize revenues based on the value of transferred goods or services as they occur in the contract. The ASU also will require additional disclosure about the nature, amount, timing and uncertainty of revenues and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. In August 2015, the FASB issued ASU 2015-14, which defers by one year ASU 2014-09’s effective date. The amendment will be effective for annual reporting periods beginning after December 15, 2017 including interim periods within that reporting period. Early adoption is permitted only for annual and interim periods beginning after December 15, 2016.

In March 2016, the FASB issued ASU 2016-08, which amends the principal-versus-agent implementation guidance and illustrations in the Board’s new revenue standard (ASC 606). The amendments in this update clarify the implementation guidance on principal versus agent considerations. When another party, along with the reporting entity, is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide that good or service to the customer (as a principal) or to arrange for the good or service to be provided to the customer by the other party (as an agent). The guidance is effective for interim and annual periods beginning after December 15, 2017.

The Company has set up an implementation team to analyze each of the Group’s revenue streams including revenues from live streaming, online games, membership and other revenue streams in accordance with the new revenue standard to determine the impact on the Company’s consolidated financial statements. The Company has completed the evaluation and assessment of its adoption of ASC 606 and there are no significant implementation matters yet to be addressed. Based on the Company’s assessment, the adoption of the new revenue standard will not have a material impact on the Group’s consolidated financial statements. The new revenue standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Company will apply the new revenue standard from January 1, 2018 on a modified retrospective basis.

In January 2016, the FASB issued ASU 2016-01: Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this Update make targeted improvements to generally accepted accounting principles (GAAP) as follows: 1) Require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. 2) Simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value. 3) Eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities. 4) Eliminate the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. 5) Require public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. 6) Require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. 7) Require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. 8) Clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company will apply the new standard beginning January 1, 2018 and recognize the changes in fair value for all equity investments measured at fair value through net income (loss). For investments in equity securities lacking of readily determinable fair values, the Company will elect to use the measurement alternative defined as cost, less impairments, adjusted by observable price changes. The Company anticipates that the adoption of ASU 2016-01 will increase the volatility of its other income (expense), net, as a result of the remeasurement of its equity securities upon the occurrence of observable price changes and impairments. Following the adoption of this guidance in 2018, RMB87,802 will be reclassified from accumulated other comprehensive income (loss) to retained earnings.

In February 2016, the FASB issued ASU 2016-02: Leases (Topic 842). The core principle of Topic 842 is that a lessee should recognize the assets and liabilities that arise from leases. All leases create an asset and a liability for the lessee in accordance with FASB Concepts Statement No. 6, Elements of Financial Statements, and, therefore, recognition of those lease assets and lease liabilities represents an improvement over previous GAAP, which did not require lease assets and lease liabilities to be recognized for most leases. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.

In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-13: Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.

In August 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-15: Statement of Cash Flows – Classification of Certain Cash Receipts and Cash Payments, which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. Based on the Company’s assessment, the adoption of the new standard will not have a material impact on the Group’s consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, Income Taxes: Intra-Entity Transfers of Assets Other Than Inventory (Topic 740). This standard will require entities to recognize the income tax consequences of intra-entity transfers of assets other than inventory at the time of transfer. This standard requires a modified retrospective approach to adoption. ASU 2016-16 is effective for fiscal years and interim periods within those years beginning after December 31, 2018. The Company does not expect ASU 2016-16 to have a material impact to the Company’s consolidated financial statements.

In November 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The standard is effective for fiscal years beginning after December 15, 2017, and interim period within those fiscal years. Early adoption is permitted, including adoption in an interim period. The standard should be applied using a retrospective transition method to each period presented. Based on the Company’s assessment, the adoption of the new standard will not have a material impact on the Group’s consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The standard should be applied prospectively on or after the effective date. Based on the Company’s assessment, the adoption of the new standard will not have a material impact on the Group’s consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-04: Simplifying the Test for Goodwill Impairment. The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, "Compensation—Stock Compensation (Topic 718), Scope of Modification Accounting", which clarifies and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, to a change to the terms or conditions of a share-based payment award. The amendments are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, with early adoption is permitted. Based on the Company’s assessment, the adoption of the new standard will not have a material impact on the Group’s consolidated financial statements.